Debt - Schedule of Future Minimum Payments (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Debt Instrument [Line Items]
Less: current portion of long-term debt	$ (28,590)	$ 0	$ (1,952)
Non-current portion of debt principal		54,641
Convertible Notes
Debt Instrument [Line Items]
2021 (for the remaining period)	5,000	0
2022	32,303	0
2023	0	0
2024	0	0
2025	0	66,281
Thereafter	0	10,000
Total future minimum payments	37,303	76,281
Less: current portion of long-term debt	(37,303)	0
Non-current portion of debt principal	$ 0	$ 76,281